PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Property Equipment and Net [Abstract]
Property and equipment, gross	$ 593,674	$ 569,075
Less: accumulated depreciation	(470,377)	(358,054)
Total property and equipment, net	123,297	211,021
Depreciation expense	102,665	67,070	$ 5,551
Office Equipment [Member]
Property Equipment and Net [Abstract]
Property and equipment, gross	249,002	228,807
Furniture and Fixtures [Member]
Property Equipment and Net [Abstract]
Property and equipment, gross	22,536	33,443
Leasehold Improvements [Member]
Property Equipment and Net [Abstract]
Property and equipment, gross	$ 322,136	$ 306,825